Basis of preparation and going concern uncertainty - Accumulated other comprehensive income (Details) - USD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025
Basis of preparation and going concern uncertainty
Opening balance			$ 1,102,489
Foreign currency translation differences for Canadian dollar functional currency operations	$ 305,363	$ (224,398)	80,916	$ (416,534)
Ending balance	1,183,405		1,183,405
Increase (decrease) due to changes in accounting policy
Basis of preparation and going concern uncertainty
Opening balance	878,042	525,617	1,102,489	717,753
Foreign currency translation differences for Canadian dollar functional currency operations	305,363	(224,398)	80,916	(416,534)
Ending balance	$ 1,183,405	$ 301,219	$ 1,183,405	$ 301,219